Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Delaware Tax-Free Colorado Fund))	0 Months Ended
Dec. 29, 2011
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.38%
5 Years	4.09%
10 Years	4.83%
Class A
Average Annual Return:
1 Year	(2.61%)
5 Years	2.46%
10 Years	3.84%
Class A | return after taxes on distributions
Average Annual Return:
1 Year	(2.61%)
5 Years	3.11%
10 Years	4.17%
Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(0.27%)
5 Years	3.36%
10 Years	4.26%
Class B
Average Annual Return:
1 Year	(2.69%)
5 Years	2.37%
10 Years	3.69%
Class C
Average Annual Return:
1 Year	0.25%
5 Years	2.65%
10 Years	3.55%